Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations (Table)

Major items constituting net (loss) / income from discontinued operations
	2019*	2018
Revenues	$46,172 *	$161,659
Expenses
Voyage expenses	12,655 *	37,202
Vessel operating expenses	15,506 *	68,406
General and administrative expenses	2,564 *	—
Vessel depreciation and amortization	9,630 *	40,276
Impairment of vessels	149,578 *	—
Interest expense and finance cost	3,174 *	8,433
Other (income) / expenses	(59) *	(165)
Net (loss) / income from discontinued operations	$(146,876) *	$7,507

*	represents activity for the period from January 1, 2019 to the date of the completion of the DSS Transaction on March 27, 2019.